FORUM FUNDS

AUXIER FOCUS FUND
Investor Shares

Supplement dated December 24, 2009 to the prospectus dated November 1, 2009

Effective January 1, 2010, the section of the Auxier Focus Fund – Investor Shares Prospectus entitled “FEE TABLE” is replaced in its entirety with the following:

FEE TABLE

The following table describes the various fees and expenses that you may pay if you invest in Investor Shares of the Fund. Shareholder fees are charges you pay when buying or selling Investor Shares of the Fund. Operating expenses, which include fees of the Adviser, are paid out of the Fund class’s assets and are factored into the Fund class’s share price rather than charged directly to your account.

Shareholder Fees (fees paid directly from your investment)	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee (1)(as a percentage of amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Investor Shares
Management Fees(2)	1.25%
Distribution (12b-1) Fees	None
Other Expenses(3)	0.00%
Total Annual Fund Operating Expenses(2)	1.25%
Fee Waiver and Expense Reimbursement(4)	(0.00)%
Net Expenses	1.25%

(1)	The Fund charges a 2.00% redemption fee on shares redeemed within 180 days after they are purchased, subject to limited exceptions. See “Selling Shares – Redemption Fee” for additional information.
(2)	The Management Fees and Total Annual Fund Operating Expenses have been restated to reflect the current management fee rate as if such fee rate had been in effect during the previous fiscal year.
(3)
Under the terms of the Investment Advisory Agreement, the Adviser provides investment advisory services to the Fund and pays all expenses of the Fund, including the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest, except certain compensation and expenses of the Trustees of Forum Funds, borrowing costs, taxes, brokerage costs, commissions, and extraordinary and non-recurring expenses.

(4)
The Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses (excluding taxes, portfolio transaction expenses and extraordinary expenses) through October 31, 2010 to the extent necessary to maintain the total annual operating expenses at 1.25% of the average daily net assets. The contractual waivers may be changed or eliminated with the consent of the Board of Trustees of Forum Funds at any time. Total annual operating expenses may increase if exclusions from the contractual waiver would apply.

Example:

The following is a hypothetical example intended to help you compare the cost of investing in the Fund’s Investor Shares to the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% annual return, that the Fund’s Total Annual Fund Operating Expenses and Net Expenses (first year only) remain as stated in the table above (with the contractual waiver expiring at the end of the first year) and that distributions are reinvested.  Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Auxier Focus Fund Investor Class
1 Year	3 Years	5 Years	10 Years
$127	$397	$686	$1,511

Your costs would be the same if you did not redeem your shares during the time periods indicated above.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FORUM FUNDS

AUXIER FOCUS FUND
A Shares

Supplement dated December 24, 2009 to the prospectus dated November 1, 2009

Effective January 1, 2010, the section of the Auxier Focus Fund – A Shares Prospectus entitled “FEE TABLE” is replaced in its entirety with the following:

FEE TABLE

The following table describes the various fees and expenses that you may pay if you invest in A Shares of the Fund. Shareholder fees are charges you pay when buying or selling the shares. Operating expenses, which include fees of the Adviser, are paid out of a Fund class’s assets and are factored into a Fund class’s share price rather than charged directly to your account.

Shareholder Fees (fees paid directly from your investment)	A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price) (1) (2)	5.75%
Maximum Contingent Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the lesser of the sale price or cost)(3)	1.00%
Redemption Fee (as a percentage of amount redeemed) (4)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	A Shares
Management Fees(5)	1.25%
Distribution (12b-1) Fees(6)	0.25%
Other Expenses(7)	0.00%
Total Annual Fund Operating Expenses (5)	1.50%
Fee Waiver and Expense Reimbursement(8)	(0.25)%
Net Expenses	1.25%

(1)	Because of rounding of the calculation in determining sales charges, the charges may be more or less than shown in the table.
(2)	No initial sales charge is applied to purchases of $1 million or more.
(3)
 A Shares are subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares purchased without an initial sales charge and redeemed less than one year after they are purchased.  The Fund waives this fee for mandatory retirement withdrawals and for its systematic withdrawal plan.

(4)	The Fund charges a redemption fee of 2.00% on shares redeemed within 180 days after they are purchased, subject to limited exceptions. See “Selling Shares – Redemption Fee” for additional information.
(5)	The Management Fees and Total Annual Fund Operating Expenses have been restated to reflect the current management fee rate as if such fee rate had been in effect during the previous fiscal year.
(6)
 The Fund’s Class A Shares has adopted a Rule 12b-1 Plan to pay for the distribution of fund shares and for services provided to shareholders. The Plan provides for payments at annual rates (based on average net assets) of up to 0.25%.

(7)
 Under the terms of the Investment Advisory Agreement, the Adviser provides investment advisory services to the Fund and pays all expenses of the Fund, including the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest, except any expenses the Fund is authorized to pay under Rule 12b-1, certain compensation and expenses of the Trustees of Forum Funds, borrowing costs, taxes, brokerage costs, commissions, and extraordinary and non-recurring expenses.

(8)
The Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) through October 31, 2010 to the extent necessary to maintain the total annual operating expenses at 1.25% of the average daily net assets of the A Shares. The contractual waivers may be changed or eliminated with the consent of the Board of Trustees of Forum Funds at anytime.  Total Annual Operating Expenses may increase if exclusions from the contractual waiver would apply.

Example:

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in a Fund class (paying the maximum sales charge) and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return, that a Fund class’s Net Expenses (first year only) and Total Annual Fund Operating Expenses remain as stated in the previous table (with the contractual waivers expiring at the end of the first year) and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Auxier Focus Fund A Shares
1 Year	3 Years	5 Years	10 Years
$695	$999	$1,324	$2,242

Your costs would be the same if you did not redeem your shares during the time periods indicated above.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FORUM FUNDS

AUXIER FOCUS FUND
A Shares
Investor Shares

Supplement dated December 24, 2009 to the Statement of Additional Information dated November 1, 2009

Effective January 1, 2010, the second paragraph on page 16 of the Statement of Additional Information is replaced in its entirety with the following:

The Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses through October 31, 2010 to the extent necessary to maintain the total annual operating expenses at 1.25% of the average daily net assets of the Investor Shares and A Shares. The contractual waivers may be changed or eliminated with the consent of the Board of Trustees at anytime.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.